S000045075 [Member] Investment Objectives and Goals - iShares MSCI UAE ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI UAE ETF Ticker: UAEStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI UAE ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities.